UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21162

Name of Fund: BlackRock Fundamental Growth Principal Protected Fund of BlackRock Principal
Protected Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Fundamental Growth Principal Protected Fund of BlackRock Principal Protected Trust, 800
Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ,
08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2009

Date of reporting period: 05/31/2009

Item 1 – Schedule of Investments

BlackRock Fundamental Growth Principal Protected Fund of BlackRock Principal Protected Trust

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares	Value
Aerospace & Defense - 0.2%	General Dynamics Corp.	480	$ 27,312
	Honeywell International, Inc.	1,400	46,424
			73,736
Air Freight & Logistics - 0.0%	United Parcel Service, Inc. Class B	370	18,922
Airlines - 0.1%	Delta Air Lines, Inc. (a)	5,220	30,328
Beverages - 0.2%	The Coca-Cola Co.	1,600	78,656
	PepsiCo, Inc.	570	29,668
			108,324
Biotechnology - 0.2%	Celgene Corp. (a)	650	27,456
	Genzyme Corp. (a)	490	28,979
	Gilead Sciences, Inc. (a)	1,040	44,824
			101,259
Capital Markets - 0.1%	The Goldman Sachs Group, Inc.	270	39,034
Chemicals - 0.1%	Ecolab, Inc.	650	24,278
Communications Equipment - 0.4%	Cisco Systems, Inc. (a)	3,600	66,600
	QUALCOMM, Inc.	2,550	111,154
			177,754
Computers & Peripherals - 0.5%	Apple, Inc. (a)	820	111,364
	Hewlett-Packard Co.	910	31,258
	International Business Machines Corp.	630	66,956
			209,578
Construction & Engineering - 0.1%	Fluor Corp.	570	26,779
Diversified Financial Services - 0.2%	CME Group, Inc.	110	35,380
	JPMorgan Chase & Co.	850	31,365
			66,745
Energy Equipment & Services - 0.2%	Schlumberger Ltd.	650	37,199
	Transocean Ltd. (a)	516	41,012
			78,211
Food & Staples Retailing - 0.2%	Wal-Mart Stores, Inc.	1,400	69,636
Health Care Equipment & Supplies -	Boston Scientific Corp. (a)	5,270	49,538
0.1%	Zimmer Holdings, Inc. (a)	370	16,484
			66,022
Health Care Providers & Services - 0.3%	Medco Health Solutions, Inc. (a)	940	43,137
	UnitedHealth Group, Inc.	1,520	40,432
	WellPoint, Inc. (a)	840	39,119
			122,688
Health Care Technology - 0.0%	Cerner Corp. (a)	260	15,155
Hotels, Restaurants & Leisure - 0.1%	Burger King Holdings, Inc.	760	12,586
	McDonald's Corp.	790	46,602
			59,188
Household Durables - 0.0%	D.R. Horton, Inc.	2,160	19,894
Household Products - 0.1%	Clorox Co.	370	19,403
	The Procter & Gamble Co.	280	14,543
			33,946
Industrial Conglomerates - 0.1%	3M Co.	1,000	57,100
Insurance - 0.1%	MetLife, Inc.	930	29,295
Internet & Catalog Retail - 0.1%	Amazon.com, Inc. (a)	650	50,693

BlackRock Fundamental Growth Principal Protected Fund of BlackRock Principal Protected Trust

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares	Value
Internet Software & Services - 0.2%	Google, Inc. Class A (a)	250	$ 104,307
Life Sciences Tools & Services - 0.1%	Thermo Fisher Scientific, Inc. (a)	650	25,291
Machinery - 0.3%	Cummins, Inc.	1,280	41,510
	Danaher Corp.	1,320	79,662
	Deere & Co.	540	23,474
			144,646
Media - 0.0%	CBS Corp. Class B	2,100	15,498
Metals & Mining - 0.2%	Agnico-Eagle Mines Ltd.	470	29,074
	Freeport-McMoRan Copper & Gold, Inc. Class B	500	27,215
	United States Steel Corp.	470	16,018
			72,307
Multiline Retail - 0.2%	J.C. Penney Co., Inc.	810	21,133
	Kohl's Corp. (a)	1,400	59,458
			80,591
Oil, Gas & Consumable Fuels - 0.4%	Apache Corp.	200	16,852
	Exxon Mobil Corp.	500	34,675
	Massey Energy Co.	1,130	25,866
	PetroHawk Energy Corp. (a)	2,070	52,164
	Petroleo Brasileiro SA (b)	810	35,664
	Range Resources Corp.	590	27,028
			192,249
Personal Products - 0.1%	Avon Products, Inc.	1,090	28,950
Pharmaceuticals - 0.3%	Abbott Laboratories	1,320	59,479
	Schering-Plough Corp.	1,660	40,504
	Teva Pharmaceutical Industries Ltd. (b)	850	39,406
			139,389
Professional Services - 0.0%	Manpower, Inc.	290	12,328
Semiconductors & Semiconductor	Broadcom Corp. Class A (a)	1,930	49,176
Equipment - 0.3%	Lam Research Corp. (a)	1,260	32,999
	Micron Technology, Inc. (a)	3,230	16,344
	Nvidia Corp. (a)	1,620	16,897
	PMC-Sierra, Inc. (a)	4,220	32,030
			147,446
Software - 0.7%	Activision Blizzard, Inc. (a)	4,330	52,306
	Adobe Systems, Inc. (a)	650	18,317
	Check Point Software Technologies Ltd. (a)	1,440	33,624
	Microsoft Corp.	4,370	91,289
	Oracle Corp.	3,140	61,513
	Salesforce.com, Inc. (a)	910	34,535
			291,584
Specialty Retail - 0.2%	CarMax, Inc. (a)	1,930	21,635
	Home Depot, Inc.	1,230	28,487
	Ross Stores, Inc.	710	27,804
			77,926
Tobacco - 0.1%	Philip Morris International, Inc.	1,050	44,772

BlackRock Fundamental Growth Principal Protected Fund of BlackRock Principal Protected Trust

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares	Value
Wireless Telecommunication	American Tower Corp. Class A (a)	1,670	$ 53,223
Services - 0.2%	MetroPCS Communications, Inc. (a)	1,090	18,672
			71,895
	Total Common Stocks - 6.7%		2,927,744
		Par
	U.S. Government Obligations	(000)
	U.S. Treasury STRIPS, 0.432%, 11/15/09 (c)(d)	$ 1,003	1,001,686
	U.S. Treasury STRIPS, 1.054%, 11/15/09 (c)(d)	2,571	2,565,367
	U.S. Treasury STRIPS, 3.185%, 11/15/09 (c)(d)	37,797	37,759,846
	Total U.S. Government Obligations - 94.4%		41,326,899
	Total Investments
	(Cost - $43,231,956*) - 101.1%		44,254,643
	Liabilities in Excess of Other Assets - (1.1)%		(465,460)
	Net Assets - 100.0%	$ 43,789,183

* The cost and unrealized appreciation (depreciation) of investments as of May 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 43,925,481
Gross unrealized appreciation	$ 581,608
Gross unrealized depreciation	(252,446)
Net unrealized appreciation	$ 329,162

(a) Non-income producing security.
(b) Depositary receipts.

(c) Separately Traded Registered Interest and Principal of Securities (STRIPS).

(d) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

• Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Funds,
TempFund	-	$ 3
BlackRock Liquidity Series, LLC
Cash Sweep Series	-	$ 643

• For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-
classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Fundamental Growth Principal Protected Fund of BlackRock Principal Protected Trust

Schedule of Investments May 31, 2009 (Unaudited)

• Effective September 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities

• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of May 31, 2009 in determining the fair valuation of the
Fund's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	$ 2,927,744
Level 2	41,326,899
Level 3	-
Total	$ 44,254,643

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Fundamental Growth Principal Protected Fund of BlackRock Principal Protected
Trust

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Fundamental Growth Principal Protected Fund of BlackRock Principal
Protected Trust

Date: July 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Fundamental Growth Principal Protected Fund of BlackRock Principal
Protected Trust

Date: July 15, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Fundamental Growth Principal Protected Fund of BlackRock Principal
Protected Trust

Date: July 15, 2009